PROMISSORY NOTE (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended
	Aug. 17, 2022	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jan. 01, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount					$ 250,000
Transaction expense			$ 6,764,402
NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage							2.00%
Debt discount		$ 9,680,000	9,680,000	$ 13,940,000
Escrow deposit		$ 3,900,000	$ 3,900,000	$ 1,500,000
Debt instrument, redemption, percentage		15.00%
Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 5,433,333
Interest rate percentage	12.00%
Debt discount	$ 433,333
Transaction expense	10,000
Proceeds from debt	1,100,000
Escrow deposit	3,900,000
Debt instrument, fair value	$ 3,400,000
Debt instrument, redemption, percentage	15.00%
Debt instrument outstanding face amount	$ 816,500
Increase in outstanding balance, percentage	10.00%
Debt instrument, payment terms	Following the Uplist, while the Note is still outstanding, ten days after the Company may have a sale of any of its shares of common stock or preferred stock, there shall be a Mandatory Prepayment equal to the greater of $3,000,000 or thirty-three percent of the gross proceeds of the equity sale.
Payments for debt	$ 3,000,000